RELATED PARTY TRANSACTIONS (Details 1) - Hunter Dickinson Services Inc. - CAD ($)	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Services received from HDSI and as requested by the Company	$ 923,000	$ 686,000
Information technology - infrastructure and support services	45,000	45,000
Office rent	32,000	43,000
Reimbursement, at cost, of third-party expenses incurred by HDSI on behalf of the Company	222,000	120,000
Total	$ 1,222,000	$ 894,000